Business Combination - Summary of Fair Values of The Identifiable Assets And Liabilities As At The Date Of Acquisition (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2021	Jan. 01, 2021	Aug. 28, 2020	Jan. 30, 2019
Acquisition of Entities Which Were Earlier Under Joint Control
Assets
Property plant and equipment		₨ 2,559
Intangible assets		1,304
Right of use assets		38
Prepayments - non current		125
Loans - non current		11
Other non-current assets		24
Trade receivables		107
Loans - current		837
Cash and Cash Equivalents	₨ 46	46
Bank balances other than cash and cash equivalent		1
Prepayments - current		17
Others current financial assets		36
Other current assets		4
Inventories		3
Assets		5,112
Liabilities
Interest-bearing loans and borrowings - long term		4,072
Long term provisions		21
Other non-current liabilities		6
Other non-current financial liabilities		16
Deferred tax liabilities (net)		64
Trade payables		152
Other current financial liabilities		353
Liabilities		4,684
Total identifiable net assets at fair value		428
Non controlling interest in the acquired entity		107
Acquisition date fair value of previously held equity interest		507
Goodwill on acquisition		₨ 185
Regent Climate Connect Knowledge Solutions Private Limited
Assets
Property plant and equipment			₨ 1
Intangible assets			34
Deferred tax assets (net)			9
Other non-current financial assets			0
Non current tax assets (net)			3
Trade receivables			6
Cash and Cash Equivalents	0		0
Others current financial assets			1
Other current assets			2
Assets			56
Liabilities
Interest-bearing loans and borrowings - long term			8
Long term provisions			2
Interest-bearing loans and borrowings - short term			24
Trade payables			7
Other current financial liabilities			2
Other current liabilities			9
Short term provisions			0
Liabilities			52
Total identifiable net assets at fair value			4
Purchase consideration transferred			34
Goodwill on acquisition			₨ 30
Prathamesh Solarfarms Limited
Assets
Property plant and equipment				₨ 3,199
Intangible assets				88
Deferred tax assets (net)				51
Other non-current financial assets				573
Prepayments - non current				0
Other non-current assets				102
Trade receivables				339
Cash and Cash Equivalents	₨ 7			7
Prepayments - current				1
Others current financial assets				11
Other current assets				10
Assets				4,381
Liabilities
Interest-bearing loans and borrowings - long term				3,255
Trade payables				30
Other current financial liabilities				221
Other current liabilities				2
Liabilities				3,508
Total identifiable net assets at fair value				873
Acquisition date fair value of previously held equity interest				569
Purchase consideration transferred				732
Goodwill on acquisition				₨ 428